4a. Income Taxes (Details-Provision) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 0	$ 0
State	0	0
Total Current	0	0
Deferred:
Federal	0	0
State	0	0
Total Deferred	$ 0	$ 0